Tax - Net deferred tax assets/liabilities by type (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net deferred tax assets
Deferred tax assets	SFr 4,943	SFr 5,522
Net operating loss carry-forwards	6,227	6,829
Net operating loss carry-forwards, after allocation of valuation allowances	1,647	2,213
Temporary differences	3,296	3,309
Deferred tax liabilities	438	394
Deferred Tax Assets (Liabilities), Net	4,505	5,128	SFr 5,699
Net deferred tax assets change - Net operating losses	(566)
Net deferred tax assets change	(623)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	23
Accumulated undistributed earnings from foreign subsidiaries	9,600	5,100
Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0
Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	26
Bank
Net deferred tax assets
Deferred tax assets	4,887	5,457
Net operating loss carry-forwards	6,142	6,762
Net operating loss carry-forwards, after allocation of valuation allowances	1,632	2,200
Temporary differences	3,255	3,257
Deferred tax liabilities	268	152
Deferred Tax Assets (Liabilities), Net	4,619	5,305
Net deferred tax assets change	(686)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	23
Accumulated undistributed earnings from foreign subsidiaries	9,100	SFr 4,600
Bank | Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0
Bank | Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 26